Disclosures on reserves in Equity	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about controls capital management [Abstract]
Disclosure of issued capital [text block]
Note 20	Disclosures on equity

The detail and movements in the funds of equity accounts are shown in the consolidated statement of changes in equity.

20.1	Capital management

The main object of capital management relative to the administration of the Company’s financial debt and equity is to ensure the regular conduct of operations and business continuity in the long term, with the constant intention of maintaining an adequate level of liquidity and in compliance with the financial safeguards established in the debt contracts in force. Within this framework, decisions are made in order to maximize the value of the company.

Capital management must comply with, among others, the limits contemplated in the Financing Policy approved by the Shareholders’ Meeting, which establish a maximum consolidated indebtedness level of 1.5 times the debt to equity ratio. This limit can be exceeded only if the Company’s management has first obtained express approval at an Extraordinary Shareholders’ Meeting.

Capital management must also comply with a debt ratio of less than 1.0, with respect to the series H, series O and series Q bonds. This ratio was redefined at the Bondholders' Meetings held in September 2020, as net financial debt divided by the company's total equity. Previously, it was defined as total liabilities divided by equity, and the limit for this ratio was 1.44, with a prepayment option for bondholders if this ratio was above 1.2. As of December 31, 2020, this ratio was 0.50.

The Company’s management controls capital management based on the following ratios:

Capital Management	As of December 31, 2020	As of December 31, 2019	Description (1)	Calculation (1)
Net Financial Debt (ThUS$)	1,074,020	681,912	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities– Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	5.40	3.45	Current Assets divided by Current Liabilities	Total Current Assets / Total Current Liabilities
ROE	7.79%	13.15%	Profit for the year divided by Total Equity	LTM (2) Profit for the year / Equity
Adjusted EBITDA (ThUS$)	579,765	644,223	Adjusted EBITDA	Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax – Other income and Share of profit of associates and joint ventures + Other expenses – Finance income – Currency differences
EBITDA (ThUS$)	524,650	668,912	EBITDA	Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax
ROA	9.83%	12.76%	Adjusted EBITDA – Depreciation divided by Total Assets net of financial resources less related parties’ investments	(LTM Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity-accounted Investments)
Indebtedness	0.50	0.32	Total Liabilities on Equity	Total Liabilities / Total Equity

(1) Assumes the absolute value of the accounting records with the exception of exchange differences.

The Company’s capital requirements change according to variables such as: working capital needs, new investment financing and dividends, among others. The SQM Group manages its capital structure and makes adjustments bases on the predominant economic conditions so as to mitigate the risks associated with adverse market conditions and take advantage of the opportunities there may be to improve the liquidity position of the SQM Group.

There have been no changes in the capital management objectives or policy within the years reported in this document, no breaches of external requirements of capital imposed have been recorded. There are no contractual capital investment commitments.

20.2	Disclosures on preferred share capital

Issued share capital is divided into 142,819,552 Series A shares and 120,376,972 Series B shares. All such shares are nominative, have no par value and are fully issued, subscribed and paid.

Series B shares may not exceed 50% of the total issued, subscribed and paid-in shares of the Company and have a limited voting right, in that all of them can only elect one director of the Company, regardless of their equity interest and preferences:

(a)	require the calling of an Ordinary or Extraordinary Shareholders' Meeting when so requested by Series B shareholders representing at least 5% of the issued shares thereof; and

(b)	require the calling of an extraordinary meeting of the board of directors, without the president being able to qualify the need for such a request, when so requested by the director who has been elected by the shareholders of said Series B.

The limitation and preferences of Series B shares have a duration of 50 consecutive and continuous years as of June 3, 1993.

The Series A shares have the preference of being able to exclude the director elected by the Series B shareholders in the voting process in which the president of the board of directors and of the Company must be elected and which follows the one in which the tie that allows such exclusion resulted.

The preference of the Series A shares will have a term of 50 consecutive and continuous years as of June 3, 1993. The form of the titles of the shares, their issuance, exchange, disablement, loss, replacement, assignment and other circumstances thereof shall be governed by the provisions of Law No, 18,046 and its regulations.

At December 31, 2020 and December 31, 2019, the Group does not hold shares of the Parent Company either directly or through its investees.

Detail of capital classes in shares:

As of December 31, 2020, and December 31, 2019, the Company has not placed any new shares issues on the market
Type of capital in preferred shares	As of December 31, 2020		As of December 31, 2019
	Series A	Series B	Series A	Series B
Description of type of capital in shares
Number of authorized shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of fully subscribed and paid shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of subscribed, partially paid shares	-	-	-	-
Par value of shares in US$	0.9435	2.8464	0.9435	2.8464
Increase (decrease) in the number of current shares	-	-	-	-
Number of current shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of shares owned by the entity or its subsidiaries or associates	-	-	-	-
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	-	-	-	-
Capital amount in shares ThUS$	134,750	342,636	134,750	342,636
Amount of premium issuance ThUS$	-	-	-	-
Amount of reserves ThUS$	-	-	-	-
Total number of subscribed shares	142,819,552	120,376,972	142,819,552	120,376,972

20.3	Disclosures on reserves in Equity

As of December 31, 2020, and December 31, 2019, this caption comprises the following:

Disclosures on reserves in equity	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion (1)	(11,569)	(25,745)	(26,307)
Reserve for cash flow hedges (2)	4,491	7,196	7,971
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income (3)	6,872	(270)	(1,111)
Reserve for actuarial gains or losses in defined benefit plans (4)	(8,680)	(9,490)	(6,884)
Other reserves	16,318	14,086	11,332
Total	7,432	(14,223)	(14,999)

(1) This balance reflects retained earnings for changes in the exchange rate when converting the financial statements of subsidiaries whose functional currency is different from the US dollar.

(2) The Company maintains, as hedge instruments, financial derivatives related to obligations with the public issued in UF and Chilean pesos, Changes from the fair value of derivatives designated and classified as hedges are recognized under this classification.

(3) This caption includes the fair value of equity investments that are not held for trading and that the group has irrevocably opted to recognize in this category upon initial recognition. In the event that such equity instruments are fully or partially disposed of, the proportional accumulated effect of accumulated fair value will be transferred to retained earnings.

(4) This caption reflects the effects of changes in actuarial assumptions, mainly changes in the discount rate.

Movements in other reserves and changes in interest were as follows:

	Foreign currency translation difference	Reserve for cash flow hedges		Reserve for actuarial gains and losses from defined benefit plans		Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income		Other reserves	Total reserves
	Before	Before		Before	Deferred	Before	Deferred	Before		Deferred	Total
Movements	taxes	taxes	Tax	taxes	taxes	taxes	taxes	taxes	Reserves	Taxes	reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2018	(24,913)	2,248	-	(6,847)	894	4,787	(1,850)	11,332	(13,393)	(956)	(14,349)
Increase	6,542	14,794	-	674	(133)	294	(79)	-	22,304	(212)	22,092
Decrease	(7,936)	(9,071)	-	(2,003)	531	(5,841)	1,578	-	(24,851)	2,109	(22,742)
Closing balance as of December 31, 2018	(26,307)	7,971	-	(8,176)	1,292	(760)	(351)	11,332	(15,940)	941	(14,999)
Increase	1,824	8,628	(2,683)	-	-	1,570	(424)	3,093	15,115	(3,107)	12,008
Decrease	(1,262)	(6,720)	-	(3,306)	700	(418)	113	(339)	(12,045)	813	(11,232)
Closing balance as of December 31, 2019	(25,745)	9,879	(2,683)	(11,482)	1,992	392	(662)	14,086	(12,870)	(1,353)	(14,223)
Increase	15,732	-	-	3,858	430	11,885	(3,180)	2,121	33,596	(2,750)	30,846
Decrease	(1,556)	(3,706)	1,001	(2,903)	(575)	(2,101)	538	111	(10,155)	964	(9,191)
Closing balance as of December 31, 2020	(11,569)	6,173	(1,682)	(10,527)	1,847	10,176	(3,304)	16,318	10,571	(3,139)	7,432

(1) See details on reserves for foreign currency translation differences on conversion in Note 25, letter b).

Other reserves

This caption corresponds to the legal reserves reported in the individual financial statements of the subsidiaries and associates that are mentioned below and that have been recognized in SQM’s equity through the application of the equity method.

Subsidiary – Associate	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
SQM Iberian S.A.	9,464	9,464	9,464
SQM Europe NV	1,957	1,957	1,957
Soquimich European holding B.V.	828	828	828
Abu Dhabi Fertilizer Industries WWL	455	455	455
Doktor Tarsa Tarim Sanayi AS	-	305	305
Kore Potash PLC	3,170	2,754	-
Total	15,874	15,763	13,009
Other derivative reserves of the acquisition of subsidiaries, which was already under Company ownership at the acquisition date (IAS 27R)
SQM Iberian S.A.	(1,677)	(1,677)	(1,677)
Orcoma Estudios SPA	2,121	-	-
Total Other reserves	16,318	14,086	11,332

20.4	Dividend policies

As required by Article 79 of the Chilean Companies Act, unless otherwise decided by unanimous vote of the holders of issued and subscribed shares, a publicly traded corporation must distribute dividends in accordance with the policy determined in the shareholder's meeting held each year, with at least 30% of our consolidated profit for each year.

Dividend policy for commercial year 2020

Company’s dividend policy for the 2020 business year was agreed upon by the Board of Directors on March 25, 2020 and later modified after the extraordinary shareholders’ meeting held on September 29, 2020. The current dividend policy establishes the following:

(a)	Distribute and pay to the corresponding shareholders, a percentage of the net income that shall be determined per the following financial parameters as a final dividend:

(i)	100% of the profit for 2020 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 2.5 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 0.8 times.

(ii)	80% of the profit for 2020 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 2.0 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 0.9 times.

(iii)	60% of the profit for 2020 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 1.5 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 1.0 times.

(iv)	If none of the foregoing financial parameters are met, the Company shall distribute and pay, as a final dividend, and in favor of the respective shareholders, 50% of the 2020 net income.
(b)	Distribute and pay only one interim dividend during 2020, which will be charged against the aforementioned final dividend and that will be charged to the retained earnings reflected in the consolidated financial statements as of March 31, 2020, the percentage distributed shall be determined per the financial parameters expressed in letter a) above. It is recorded that on May 19, 2020 the Company's Board of Directors agreed to distribute and pay an interim dividend equivalent to US$ 0.17092 per share, charged to the Company's 2020 retained earnings. Said amount was paid in its equivalent in Chilean pesos according to the official exchange rate on May 29, 2020 (the “Interim Dividend”).

(c)	The Board of Directors will not approve the payment of other interim dividends charged against the 2020 net income.

(d)	At the ordinary general shareholders’ meeting that will be held in 2021, the Board of Directors shall propose a final dividend pursuant to the percentages in financial parameters described in in letter a) above discounting the Special Dividend and Interim Dividend. If the amount is equal to or less than the amount of the sum of the Special Dividend (see more details in Note 20.5) and the Interim Dividend, If the amount equivalent to the percentage of the 2020 fiscal year profits to be distributed in accordance with (a) above is equal to or less than the sum of the Special Dividend and the Interim Dividend, then no additional amount will be distributed and the Interim Dividend will be understood to be paid as a definitive dividend. In any case, the final dividend may not be less than the mandatory minimum dividend that corresponds in accordance with Chilean law or the Company bylaws.

(e)	If there is an excess of net income in 2020, this may be retained and assigned or allocated for financing its own operations, to one or more investment projects of the Company, notwithstanding a future distribution of special dividends charged to the retained earnings previously approved at the shareholders’ meeting, or the possible and future capitalization of all or part of the latter.

(f)	The payment of additional dividends is not considered.

It is expressly stated that the dividend policy described above corresponds to the intention of the Board of Directors, and the compliance of it shall depend on the net income that the Company ultimately obtains, as well as the results of projections that could periodically impact the Company, or to the existence of determined conditions that may affect it, as applicable. If the dividend policy exposed by the Board of Directors suffers a substantial change, the Company must communicate it as an essential fact.

20.5	Interim and provisional dividends

The ordinary shareholders’ meeting held on April 23, 2020 agreed to distribute and pay 100% of the distributable net profit obtained by the Company during the 2019 fiscal year as final dividend. In consequence, in May 2020 the Company paid a final dividend of US$ 1.05668 per share from the distributable net profit obtained during the 2019 fiscal year, and the sum of US$ 0.80254 per share was discounted from this, as this was already paid as a provisional dividend in 2019.

On May 19, 2020, the Board agreed to pay a provisional dividend equivalent to US$ 0.17092 per share with a charge to earnings for 2020. This amount was paid in its equivalent in Chilean pesos, according to the observed U.S. dollar exchange rate published in the Official Gazette on May 29, 2020.

On September 29, 2020, Company shareholders met in an extraordinary shareholders’ meeting to approve the distribution and payment of a special dividend equivalent to US$ 0.37994 per share, to be paid out of the Company’s retained earnings.

20.6	Potential and provisional dividends

Dividends discounted from equity from January to December 2020 and 2019 were the following:

Dividends	December 31, 2020	December 31, 2019	December 31, 2018
	ThUS$	ThUS$	ThUS$
Ajay SQM Chile S.A. Dividends	556	882	823
Ajay SQM Chile S.A Payable Dividend	682	-	-
Soquimich Comercial S.A. Potential Dividend	5,904	3,936	7,872
Soquimich Comercial S.A. Payable Dividend	2,976	1,999	1,038
Non-controlling interests	10,118	6,817	9,733
Interim dividend	44,986	211,224	331,199
Potential dividend	100,000	-	100,000
Dividends payable	4,369	66,891	108,631
Owners of the Parent	149,355	278,115	539,830
Dividends discounted from equity for the period	159,473	284,932	549,563